UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Magellan® Fund

June 30, 2013

1.803299.109

MAG-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.2%
Automobiles - 0.9%
Honda Motor Co. Ltd.	373,500	$ 13,875
Tesla Motors, Inc. (a)	1,064,400	114,348
		128,223
Diversified Consumer Services - 0.4%
H&R Block, Inc.	1,640,400	45,521
Kroton Educacional SA	1,006,500	13,938
		59,459
Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc.	2,683,515	105,811
Dunkin' Brands Group, Inc.	664,698	28,462
Yum! Brands, Inc.	1,848,900	128,203
		262,476
Household Durables - 0.7%
D.R. Horton, Inc.	1,559,011	33,176
Lennar Corp. Class A	956,185	34,461
Ryland Group, Inc. (d)	311,960	12,510
Toll Brothers, Inc. (a)	904,654	29,519
		109,666
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	442,104	122,768
Liberty Media Corp. Interactive Series A (a)	1,384,700	31,862
priceline.com, Inc. (a)	138,800	114,806
		269,436
Media - 2.6%
CBS Corp. Class B	1,468,900	71,785
Comcast Corp. Class A	7,069,000	296,050
		367,835
Multiline Retail - 0.3%
Macy's, Inc.	838,506	40,248
Specialty Retail - 5.0%
American Eagle Outfitters, Inc.	754,500	13,777
Best Buy Co., Inc.	3,183,000	86,991
Home Depot, Inc.	3,419,800	264,932
L Brands, Inc.	1,670,748	82,284
Ross Stores, Inc.	1,340,503	86,878
TJX Companies, Inc.	3,586,400	179,535
		714,397
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.6%
lululemon athletica, Inc. (a)	568,999	$ 37,281
Michael Kors Holdings Ltd. (a)	678,000	42,050
Ralph Lauren Corp.	291,100	50,576
VF Corp.	505,830	97,656
		227,563
TOTAL CONSUMER DISCRETIONARY		2,179,303
CONSUMER STAPLES - 9.7%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	239,760	21,586
Beam, Inc.	722,600	45,603
Dr. Pepper Snapple Group, Inc.	1,750,073	80,381
The Coca-Cola Co.	5,120,802	205,395
		352,965
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	4,641,272	265,388
Kroger Co.	2,818,900	97,365
Walgreen Co.	642,400	28,394
Whole Foods Market, Inc.	916,326	47,172
		438,319
Food Products - 0.5%
Mead Johnson Nutrition Co. Class A	431,900	34,219
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,048,300	41,266
		75,485
Household Products - 3.3%
Colgate-Palmolive Co.	2,174,632	124,585
Energizer Holdings, Inc.	722,500	72,618
Procter & Gamble Co.	3,688,700	283,993
		481,196
Personal Products - 0.3%
Herbalife Ltd.	936,300	42,265
TOTAL CONSUMER STAPLES		1,390,230
ENERGY - 8.2%
Energy Equipment & Services - 1.5%
Cameron International Corp. (a)	1,170,200	71,569
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Ensco PLC Class A	1,276,000	$ 74,161
National Oilwell Varco, Inc.	946,000	65,179
		210,909
Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp.	3,303,300	283,853
Cabot Oil & Gas Corp.	1,251,418	88,876
Canadian Natural Resources Ltd.	1,865,100	52,582
Chevron Corp.	173,400	20,520
Concho Resources, Inc. (a)	172,700	14,458
ConocoPhillips	708,500	42,864
Exxon Mobil Corp.	1,935,224	174,847
Marathon Oil Corp.	1,615,200	55,854
Occidental Petroleum Corp.	1,052,800	93,941
Suncor Energy, Inc.	2,432,200	71,692
The Williams Companies, Inc.	1,751,500	56,871
		956,358
TOTAL ENERGY		1,167,267
FINANCIALS - 19.7%
Capital Markets - 3.1%
BlackRock, Inc. Class A	265,000	68,065
Charles Schwab Corp.	3,038,668	64,511
Goldman Sachs Group, Inc.	676,700	102,351
KKR & Co. LP	1,762,469	34,650
Morgan Stanley	2,877,668	70,301
TD Ameritrade Holding Corp.	907,876	22,052
The Blackstone Group LP	2,238,900	47,151
UBS AG (NY Shares)	2,051,000	34,764
Virtus Investment Partners, Inc. (a)	22,900	4,037
		447,882
Commercial Banks - 3.9%
Barclays PLC sponsored ADR	786,900	13,472
Comerica, Inc.	1,245,400	49,604
U.S. Bancorp	3,814,459	137,893
Wells Fargo & Co.	8,428,555	347,846
		548,815
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.9%
Capital One Financial Corp.	1,023,800	$ 64,305
SLM Corp.	2,906,200	66,436
		130,741
Diversified Financial Services - 6.2%
Bank of America Corp.	21,960,600	282,413
Citigroup, Inc.	6,468,216	310,280
JPMorgan Chase & Co.	5,348,898	282,368
ORIX Corp.	1,039,100	14,180
		889,241
Insurance - 4.3%
American International Group, Inc. (a)	2,712,800	121,262
Berkshire Hathaway, Inc. Class B (a)	3,083,866	345,146
Genworth Financial, Inc. Class A (a)	1,947,700	22,223
MetLife, Inc.	2,732,721	125,049
		613,680
Real Estate Investment Trusts - 0.7%
American Tower Corp.	1,395,361	102,099
Real Estate Management & Development - 0.3%
Rialto Real Estate Fund LP (e)(g)(h)	500,000	26,646
RREF CMBS AIV, LP (e)(h)(i)	500,000	16,296
RREF Midtown Colony REIT, Inc. (e)(h)(j)	500,000	1,437
		44,379
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	2,215,400	13,447
Nationstar Mortgage Holdings, Inc. (a)(d)	873,000	32,685
		46,132
TOTAL FINANCIALS		2,822,969
HEALTH CARE - 13.3%
Biotechnology - 6.9%
Acorda Therapeutics, Inc. (a)(e)	2,110,054	69,611
Alexion Pharmaceuticals, Inc. (a)	930,360	85,816
Alkermes PLC (a)	711,100	20,394
Alnylam Pharmaceuticals, Inc. (a)	340,171	10,549
Amgen, Inc.	2,975,766	293,589
Amicus Therapeutics, Inc. (a)(d)	1,271,104	2,962
ARIAD Pharmaceuticals, Inc. (a)	591,071	10,338
Biogen Idec, Inc. (a)	684,104	147,219
BioMarin Pharmaceutical, Inc. (a)	196,739	10,976
Bluebird Bio, Inc.	27,700	692
Bluebird Bio, Inc.	181,073	4,069
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Clinical Data, Inc. rights 4/4/18 (a)	988,714	$ 0
Exelixis, Inc. (a)	1,225,184	5,562
Gilead Sciences, Inc. (a)	4,342,900	222,400
Infinity Pharmaceuticals, Inc. (a)	178,990	2,909
KaloBios Pharmaceuticals, Inc.	762,146	3,882
KaloBios Pharmaceuticals, Inc.	366,900	2,077
Medivation, Inc. (a)	215,400	10,598
Neurocrine Biosciences, Inc. (a)	975,093	13,047
Prothena Corp. PLC (a)	85,929	1,109
Regeneron Pharmaceuticals, Inc. (a)	60,400	13,583
Synageva BioPharma Corp. (a)	175,120	7,355
Theravance, Inc. (a)	755,700	29,117
Threshold Pharmaceuticals, Inc. (a)(d)	2,613,700	13,748
		981,602
Health Care Equipment & Supplies - 0.9%
Alere, Inc. (a)	1,142,711	27,996
Boston Scientific Corp. (a)	11,478,300	106,404
		134,400
Health Care Providers & Services - 0.1%
Express Scripts Holding Co. (a)	260,900	16,095
Health Care Technology - 0.8%
athenahealth, Inc. (a)(d)	385,400	32,651
Cerner Corp. (a)	903,200	86,788
		119,439
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	234,100	17,520
Pharmaceuticals - 4.5%
AbbVie, Inc.	889,300	36,764
Actavis, Inc. (a)	724,500	91,446
Bristol-Myers Squibb Co.	784,100	35,041
Eli Lilly & Co.	597,779	29,363
Merck & Co., Inc.	3,832,400	178,015
Pfizer, Inc.	5,901,400	165,298
Valeant Pharmaceuticals International, Inc. (Canada) (a)	431,000	37,162
ViroPharma, Inc. (a)	477,400	13,678
Warner Chilcott PLC	2,501,500	49,730
		636,497
TOTAL HEALTH CARE		1,905,553
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 7.8%
Aerospace & Defense - 0.4%
Esterline Technologies Corp. (a)	383,960	$ 27,756
Textron, Inc.	1,336,210	34,808
		62,564
Airlines - 1.0%
Delta Air Lines, Inc.	7,237,000	135,404
Construction & Engineering - 0.2%
EMCOR Group, Inc.	736,200	29,927
Electrical Equipment - 0.4%
AMETEK, Inc.	691,878	29,266
Hubbell, Inc. Class B	301,000	29,799
		59,065
Industrial Conglomerates - 3.3%
Danaher Corp.	1,288,700	81,575
General Electric Co.	16,691,778	387,082
		468,657
Machinery - 1.8%
Cummins, Inc.	556,570	60,366
ExOne Co. (d)	29,400	1,815
Illinois Tool Works, Inc.	1,249,000	86,393
Manitowoc Co., Inc.	4,138,200	74,115
Timken Co.	530,200	29,840
		252,529
Professional Services - 0.5%
Bureau Veritas SA	189,948	4,919
Manpower, Inc.	530,120	29,051
Michael Page International PLC	2,215,200	12,500
Towers Watson & Co.	357,900	29,326
		75,796
Road & Rail - 0.2%
CSX Corp.	1,381,100	32,028
TOTAL INDUSTRIALS		1,115,970
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 2.8%
Cisco Systems, Inc.	8,305,400	201,904
Juniper Networks, Inc. (a)	4,485,500	86,615
QUALCOMM, Inc.	1,823,100	111,355
		399,874
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.8%
Apple, Inc.	951,559	$ 376,893
Stratasys Ltd. (a)	206,500	17,292
		394,185
Internet Software & Services - 5.5%
Cornerstone OnDemand, Inc. (a)	655,700	28,385
eBay, Inc. (a)	1,859,400	96,168
Facebook, Inc. Class A (a)	2,463,800	61,250
Google, Inc. Class A (a)	591,500	520,744
LinkedIn Corp. (a)	167,000	29,776
Marketo, Inc. (d)	79,200	1,970
Rackspace Hosting, Inc. (a)	783,500	29,687
Responsys, Inc. (a)	1,161,779	16,625
		784,605
IT Services - 2.8%
Accenture PLC Class A	1,687,473	121,431
Cognizant Technology Solutions Corp. Class A (a)	894,959	56,033
EPAM Systems, Inc. (a)	143,200	3,892
Maximus, Inc.	196,100	14,606
Total System Services, Inc.	1,694,040	41,470
Visa, Inc. Class A	898,000	164,110
		401,542
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	5,904,600	88,038
ASML Holding NV	451,703	35,730
NVIDIA Corp.	61,336	861
Skyworks Solutions, Inc. (a)	3,139,600	68,726
		193,355
Software - 4.3%
Guidewire Software, Inc. (a)	679,678	28,580
Microsoft Corp.	2,091,500	72,219
Oracle Corp.	8,390,500	257,756
salesforce.com, Inc. (a)	2,829,181	108,018
Sourcefire, Inc. (a)	740,472	41,133
Tableau Software, Inc.	27,300	1,513
Ultimate Software Group, Inc. (a)	249,900	29,311
Workday, Inc. Class A	1,197,100	76,722
		615,252
TOTAL INFORMATION TECHNOLOGY		2,788,813
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.6%
Chemicals - 3.8%
LyondellBasell Industries NV Class A	1,997,319	$ 132,342
Monsanto Co.	2,791,284	275,779
Praxair, Inc.	912,932	105,133
W.R. Grace & Co. (a)	353,705	29,725
		542,979
Construction Materials - 0.6%
Vulcan Materials Co.	1,657,800	80,254
Metals & Mining - 0.2%
Goldcorp, Inc.	905,401	22,487
Ivanplats Ltd. (f)	2,434,971	3,542
Turquoise Hill Resources Ltd. (a)	1,413,713	8,388
		34,417
TOTAL MATERIALS		657,650
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	984,763	72,991
UTILITIES - 0.7%
Multi-Utilities - 0.7%
Sempra Energy	1,116,300	91,269
TOTAL COMMON STOCKS (Cost $11,951,266)		14,192,015
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Roku, Inc. 8.00% (h)	12,145,838	11,000
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.1%
HubSpot, Inc. (h)	2,670,845	15,000
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.1%
DocuSign, Inc. Series D (h)	2,371,047	$ 11,000
TOTAL INFORMATION TECHNOLOGY		26,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $37,000)		37,000
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.13% (b)	61,706,798	61,707
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	33,744,775	33,745
TOTAL MONEY MARKET FUNDS (Cost $95,452)		95,452
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $12,083,718)		14,324,467
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(15,334)
NET ASSETS - 100%		$ 14,309,133
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,542,000 or 0.0% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $81,379,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
DocuSign, Inc. Series D	6/29/12	$ 11,000
HubSpot, Inc.	10/25/12	$ 15,000
Rialto Real Estate Fund LP	2/24/11- 8/17/12	$ 33,049
RREF CMBS AIV, LP	8/10/11- 8/17/12	$ 15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$ 1,423
Roku, Inc. 8.00%	5/7/13	$ 11,000
(i) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.
(j) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 48
Fidelity Securities Lending Cash Central Fund	349
Total	$ 397
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acorda Therapeutics, Inc.	$ 61,672	$ 10,283	$ 3,639	$ -	$ 69,611
Brinker International, Inc.	147,919	-	48,307	537	-
Rialto Real Estate Fund LP	40,891	-	-	-	26,646
RREF CMBS AIV, LP	18,361	-	-	4,604	16,296
RREF Midtown Colony REIT, Inc.	1,397	-	-	-	1,437
Total	$ 270,240	$ 10,283	$ 51,946	$ 5,141	$ 113,990
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,190,303	$ 2,165,428	$ 13,875	$ 11,000
Consumer Staples	1,390,230	1,327,378	62,852	-
Energy	1,167,267	1,167,267	-	-
Financials	2,822,969	2,764,410	14,180	44,379
Health Care	1,905,553	1,897,602	7,951	-
Industrials	1,115,970	1,115,970	-	-
Information Technology	2,814,813	2,788,813	-	26,000
Materials	657,650	657,650	-	-
Telecommunication Services	72,991	72,991	-	-
Utilities	91,269	91,269	-	-
Money Market Funds	95,452	95,452	-	-
Total Investments in Securities:	$ 14,324,467	$ 14,144,230	$ 98,858	$ 81,379
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $12,122,276,000. Net unrealized appreciation aggregated $2,202,191,000, of which $2,452,483,000 related to appreciated investment securities and $250,292,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2013